Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Issued capital [member] Series 3 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2020						$ 145	$ 73,194	$ 0
Statement Line Items [Line Items]
Fair value of stock-based compensation (note 8)						0
Net income	$ 5,290						5,290
Dividends paid on common and preferred shares							(1,070)
Other comprehensive income								0
Balance at Jan. 31, 2021	259,508	$ 182,094	$ 152,612	$ 13,647	$ 15,690	145	77,414	0
Balance at Oct. 31, 2021	332,106					145	90,644	(4)
Statement Line Items [Line Items]
Fair value of stock-based compensation (note 8)						196
Net income	5,566						5,566
Dividends paid on common and preferred shares							(934)
Other comprehensive income								17
Balance at Jan. 31, 2022	$ 336,951	$ 241,662	$ 227,674	$ 13,647	$ 0	$ 341	$ 95,276	$ 13